Liquidity Risk - Summary of Wholesale Funding by Currency (Detail) - Liquidity risk	Dec. 31, 2020	Dec. 31, 2019
Sterling
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	57.00%	50.00%
Sterling | Santander UK Group Holdings plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	27.00%	27.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%	12.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	75.00%	70.00%
Sterling | Santander UK Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	63.00%	54.00%
Sterling | Santander UK Plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	10.00%	14.00%
Sterling | Santander UK Plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	41.00%	21.00%
Sterling | Santander UK Plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	3.00%
Sterling | Santander UK Plc | Certificates of deposit and commercial paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	51.00%	45.00%
Sterling | Santander UK Plc | Covered bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	48.00%	54.00%
Sterling | Santander UK Plc | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	77.00%	72.00%
Sterling | Santander UK Plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	0.00%
Sterling | Santander UK Plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	63.00%	49.00%
Sterling | Other group entities | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	95.00%
US Dollar
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	24.00%	27.00%
US Dollar | Santander UK Group Holdings plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	51.00%	54.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	61.00%	64.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	25.00%	30.00%
US Dollar | Santander UK Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	18.00%	22.00%
US Dollar | Santander UK Plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	73.00%	54.00%
US Dollar | Santander UK Plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	37.00%	15.00%
US Dollar | Santander UK Plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	97.00%
US Dollar | Santander UK Plc | Certificates of deposit and commercial paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	44.00%	54.00%
US Dollar | Santander UK Plc | Covered bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	5.00%	0.00%
US Dollar | Santander UK Plc | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	23.00%	28.00%
US Dollar | Santander UK Plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	37.00%	51.00%
US Dollar | Other group entities | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	5.00%
Euro
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	19.00%	22.00%
Euro | Santander UK Group Holdings plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	21.00%	16.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	28.00%	22.00%
Euro | Santander UK Group Holdings plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	19.00%	24.00%
Euro | Santander UK Plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	17.00%	32.00%
Euro | Santander UK Plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	10.00%	59.00%
Euro | Santander UK Plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Plc | Certificates of deposit and commercial paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	4.00%	1.00%
Euro | Santander UK Plc | Covered bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	46.00%	45.00%
Euro | Santander UK Plc | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other group entities | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Santander UK Group Holdings plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	3.00%
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Other | Santander UK Group Holdings plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | Senior unsecured – public benchmark
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | Senior unsecured - privately placed
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	12.00%	5.00%
Other | Santander UK Plc | Deposits by banks
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | Certificates of deposit and commercial paper
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	0.00%
Other | Santander UK Plc | Covered bonds
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Plc | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | Term Funding Scheme
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | TFSME
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Plc | Subordinated liabilities
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other group entities | Securitisation and structured issuance
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	0.00%	0.00%